Commitments and Contingencies	12 Months Ended
Dec. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES
22.	COMMITMENTS AND CONTINGENCIES

Contingencies

From time to time, the Company may be subject to certain legal proceedings, claims and disputes that arise in the ordinary course of business. Although the outcomes of these legal proceedings cannot be predicted, the Company does not believe these actions, in the aggregate, will have a material adverse impact on its financial position, results of operations or liquidity.

Lease commitments

As of December 31, 2020, the Company leases offices space under a number of non-cancellable operating lease arrangements, two of which had a term of over 12 months. The Company considers those renewal or termination options that are reasonably certain to be exercised in the determination of the lease term and initial measurement of right of use assets and lease liabilities. Lease expense for operating lease is recognized on a straight-line basis over the lease term.

The Company’s lease agreements do not contain any material residual value guarantees or material restrictive covenants.

In calculating the initial values of right of use assets and liabilities at inception date, the Company uses the rate implicit in the lease, when available or readily determinable, to discount lease payments to present value. When the leases do not provide a readily determinable implicit rate, the Company discount lease payments based on an estimate of its incremental borrowing rate.

The table below presents the operating lease related assets and liabilities recorded on the balance sheets.

	December 31, 2020	December 31, 2019

Right of use assets	$346,017	$400,720

Operating lease liabilities, current portion	$191,643	$106,136
Operating lease liabilities, noncurrent portion	102,767	265,797
Total operating lease liabilities	$294,410	$371,933

As of December 31, 2020, the weighted average remaining lease term was 1.95 years, and discount rates were 4.75% for the operating lease.

Rental expense for the years ended December 31, 2020, 2019 and 2018 was $134,457, $78,756 and $10,896, respectively.

The following is a schedule, by years, of maturities of lease liabilities as of December 31, 2020:

Twelve months ended December 31, 2021	$200,811
Twelve months ended December 31, 2022	71,624
Twelve months ended December 31, 2023	36,075
Total lease payments	308,510
Less: imputed interest	(14,100)
Present value of lease liabilities	$294,410